Acquisition of Nora Pharma Inc. (Details) - Nora Pharma [Member]	Oct. 20, 2022 USD ($)
Business Acquisition [Line Items]
Business combination, account receivable	$ 1,358,121
Business combination, inventory	3,181,916
Business combination, intangible assets	659,571
Business combination, equipment and furniture	210,503
Business combination, other assets	1,105,093
Business combination, total assets	6,515,204
Business combination, liabilities assumed	(5,981,286)
Business combination, net assets	533,918
Business combination, goodwill	18,326,719
Business combination, total consideration	$ 18,860,637